Cash	12 Months Ended
Dec. 31, 2025
Cash [Abstract]
Cash [Text Block]

6. Cash

As at December 31, 2025 and 2024, the consolidated cash position was as follows:

	December 31,	December 31,
	2025	2024
	$	$

Cash held in U.S. dollars	130,509	48,223
Cash held in Canadian dollars (i)	11,622	10,873
Total cash	142,131	59,096

(i) Cash held in Canadian dollars amounted to C$15.9 million as at December 31, 2025 (C$15.6 million as at December 31, 2024).